Document and Entity Information	Nov. 22, 2021
Details
Registrant CIK	0001104462
Registrant Name	New Century Resources Corporation
SEC Form	8-K
Period End date	Nov. 22, 2021
Tax Identification Number (TIN)	98-0361773
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-29243
Entity Address, Address Line One	10 Dionysiou Solomou Street
Entity Address, Address Line Two	Leona Building, Suite 501
Entity Address, Address Line Three	2406 Engomi
Entity Address, City or Town	Nicosia
Entity Address, Country	CY
Entity Address, Postal Zip Code	25631
Country Region	357
City Area Code	2281
Local Phone Number	6226
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false